Document and Entity Information	Dec. 12, 2019
Prospectus:
Document Type	497
Document Period End Date	Dec. 12, 2019
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Entity Central Index Key	0000836487
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 12, 2019
Document Effective Date	Dec. 12, 2019
Prospectus Date	Apr. 30, 2019
Emerging Markets Fixed Income Opportunities Portfolio | Class C
Prospectus:
Trading Symbol	MSEDX
Emerging Markets Fixed Income Opportunities Portfolio | Class IS
Prospectus:
Trading Symbol	MRDPX
Emerging Markets Fixed Income Opportunities Portfolio | Class L
Prospectus:
Trading Symbol	MEALX
Emerging Markets Fixed Income Opportunities Portfolio | Class A
Prospectus:
Trading Symbol	MEAPX
Emerging Markets Fixed Income Opportunities Portfolio | Class I
Prospectus:
Trading Symbol	MEAIX